Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Significant Contingent Liabilities
The following is a summary of the significant contingent liabilities:

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Pending lawsuits	531	506